Information on related parties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Related party income	$ 322,772	$ 464,936	$ 383,169
Related party expenses	26,373,697	25,752,813	22,453,579
Related party receivables	102,013	109,109	8,377,803
Related party payables		1,814,599	812,266
Related Party One [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Termoeléctrica José de San Martín S.A.
Related party income			654
Related party expenses
Related party receivables
Related party payables
Related Party Two [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Distribuidora de Gas Cuyana S.A.
Related party income	$ 47,371	395,365	127,826
Related party expenses	12,748,384	16,556,488	13,051,439
Related party receivables
Related party payables		1,814,599	812,266
Related Party Three [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Distribuidora de Gas del Centro S.A.
Related party income			127,969
Related party expenses
Related party receivables
Related party payables
Related Party Four [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Ecogas Inversiones S.A.
Related party income
Related party expenses
Related party receivables			8,377,803
Related party payables
Related Party Five [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Energía Sudamericana S.A.
Related party income	$ 10,686	48,501	124,681
Related party expenses
Related party receivables		35,909
Related party payables
Related Party Six [Member]
IfrsStatementLineItems [Line Items]
Name of related party	RMPE Asociados S.A.
Related party income	$ 1,471	2,545	2,039
Related party expenses	13,589,013	9,196,325	9,402,140
Related party receivables	31	41
Related party payables
Related Party Seven [Member]
IfrsStatementLineItems [Line Items]
Name of related party	RPU Agropecuaria S.A.
Related party income	$ 3,651	3,091
Related party expenses
Related party receivables
Related party payables
Related Party Eight [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Full Logistics S.A.
Related party income	$ 102,046	9,942
Related party expenses
Related party receivables	58,223	46,910
Related party payables
Related Party Nine [Member]
IfrsStatementLineItems [Line Items]
Name of related party	M. Dodero Compañía General de Servicios S.A.
Related party income	$ 83,364	5,492
Related party expenses	36,300
Related party receivables	36,587	26,249
Related party payables
Related Party Ten [Member]
IfrsStatementLineItems [Line Items]
Name of related party	Minera Cordillera S.A.
Related party income	$ 74,183
Related party expenses
Related party receivables	7,172
Related party payables